DISAGGREGATED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregated Revenue
SCHEDULE OF DISAGGREGATED REVENUE

	For the years ended December 31,
	2024	2025
	HK$	HK$

Revenue from contracts with customers within the scope of ASC Topic 606
Advisory and consultancy income – Over time	330,000	4,836,775
Advisory and consultancy income – Point in time	4,977,675	31,998,321
	5,307,675	36,835,096
Commission and brokerage income – Point in time*	648,415	1,055,812
Handling fee income – Point in time	8,149	5,875

Revenue from other sources
Administration fee income– Over time	10,267	449
Interest income from clients– Over time	4,455	5,452
	5,978,961	37,902,684

*	Commission and brokerage income includes (i) commission earned from executed securities transactions and (ii) retrocession fees income received from counterparties under distribution or referral arrangements.